Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.00%
Advertising–0.59%
Interpublic Group of Cos., Inc. (The)	179,981	$6,562,107
Aerospace & Defense–2.11%
Howmet Aerospace, Inc.	266,330	10,836,968
Raytheon Technologies Corp.	127,516	12,732,472
		23,569,440
Agricultural & Farm Machinery–0.94%
Deere & Co.	24,887	10,523,219
Air Freight & Logistics–1.38%
United Parcel Service, Inc., Class B	82,813	15,339,452
Apparel Retail–0.80%
Ross Stores, Inc.	75,188	8,886,470
Application Software–1.77%
Manhattan Associates, Inc.(b)	45,208	5,893,315
Paylocity Holding Corp.(b)	27,739	5,777,756
Synopsys, Inc.(b)	22,866	8,088,848
		19,759,919
Auto Parts & Equipment–0.27%
Mobileye Global, Inc., Class A (Israel)(b)	77,578	2,994,511
Automotive Retail–1.16%
AutoZone, Inc.(b)	5,324	12,984,438
Biotechnology–1.08%
Gilead Sciences, Inc.	143,362	12,033,806
Communications Equipment–1.30%
Motorola Solutions, Inc.	56,362	14,485,598
Construction Materials–1.33%
Vulcan Materials Co.	80,797	14,812,514
Consumer Finance–1.21%
Capital One Financial Corp.	112,993	13,446,167
Data Processing & Outsourced Services–2.63%
Mastercard, Inc., Class A	79,010	29,281,106
Distillers & Vintners–0.62%
Constellation Brands, Inc., Class A	29,774	6,893,277
Diversified Banks–2.52%
JPMorgan Chase & Co.	200,942	28,123,842
Diversified Metals & Mining–0.49%
Compass Minerals International, Inc.	116,632	5,442,049
Electrical Components & Equipment–1.66%
Generac Holdings, Inc.(b)	48,496	5,848,618
Hubbell, Inc.	55,273	12,652,542
		18,501,160
Environmental & Facilities Services–0.75%
Waste Connections, Inc.	63,267	8,408,184
Shares		Value
Fertilizers & Agricultural Chemicals–0.58%
Mosaic Co. (The)	129,761	$6,428,360
Financial Exchanges & Data–1.28%
Intercontinental Exchange, Inc.	132,750	14,277,263
Gas Utilities–0.84%
ONE Gas, Inc.	100,292	8,260,049
Suburban Propane Partners L.P.	67,222	1,060,763
		9,320,812
General Merchandise Stores–1.08%
Dollar General Corp.	51,730	12,084,128
Health Care Equipment–0.98%
Zimmer Biomet Holdings, Inc.	86,099	10,963,847
Health Care Facilities–1.55%
HCA Healthcare, Inc.	32,114	8,191,318
Tenet Healthcare Corp.(b)	165,867	9,097,805
		17,289,123
Home Improvement Retail–0.97%
Lowe’s Cos., Inc.	51,781	10,783,393
Homebuilding–0.60%
D.R. Horton, Inc.	68,038	6,714,670
Hotels, Resorts & Cruise Lines–1.13%
Airbnb, Inc., Class A(b)	57,378	6,375,269
Wyndham Hotels & Resorts, Inc.	80,882	6,269,164
		12,644,433
Household Products–1.68%
Procter & Gamble Co. (The)	131,440	18,714,427
Human Resource & Employment Services–0.50%
Korn Ferry	104,204	5,625,974
Industrial Conglomerates–0.95%
Honeywell International, Inc.	50,609	10,550,964
Industrial Machinery–0.55%
Lincoln Electric Holdings, Inc.	36,816	6,143,486
Industrial REITs–2.11%
First Industrial Realty Trust, Inc.	111,083	5,926,278
Prologis, Inc.	135,801	17,556,353
		23,482,631
Insurance Brokers–1.17%
Arthur J. Gallagher & Co.	66,758	13,065,876
Integrated Oil & Gas–2.67%
Exxon Mobil Corp.	256,676	29,776,983
Integrated Telecommunication Services–1.62%
Deutsche Telekom AG (Germany)	283,587	6,309,189
Verizon Communications, Inc.	283,433	11,782,310
		18,091,499

See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Interactive Home Entertainment–0.59%
Electronic Arts, Inc.	51,352	$6,607,975
Interactive Media & Services–4.72%
Alphabet, Inc., Class A(b)	268,979	26,585,884
Meta Platforms, Inc., Class A(b)	175,040	26,075,709
		52,661,593
Internet & Direct Marketing Retail–4.02%
Amazon.com, Inc.(b)	434,052	44,763,783
Internet Services & Infrastructure–0.55%
Snowflake, Inc., Class A(b)	39,023	6,104,758
Investment Banking & Brokerage–2.19%
Charles Schwab Corp. (The)	86,008	6,658,739
Raymond James Financial, Inc.	157,905	17,806,947
		24,465,686
IT Consulting & Other Services–0.92%
Amdocs Ltd.	111,011	10,205,241
Life Sciences Tools & Services–0.43%
Repligen Corp.(b)	25,659	4,754,613
Managed Health Care–3.90%
Molina Healthcare, Inc.(b)	33,873	10,562,618
UnitedHealth Group, Inc.	66,042	32,967,506
		43,530,124
Movies & Entertainment–1.53%
Netflix, Inc.(b)	48,352	17,109,839
Multi-Utilities–1.08%
WEC Energy Group, Inc.	128,671	12,093,787
Office REITs–0.51%
Alexandria Real Estate Equities, Inc.	35,153	5,650,493
Oil & Gas Exploration & Production–2.44%
APA Corp.	172,366	7,640,985
Chesapeake Energy Corp.(c)	66,319	5,751,183
CNX Resources Corp.(b)(c)	348,248	5,826,189
Marathon Oil Corp.	292,127	8,024,729
		27,243,086
Pharmaceuticals–5.89%
AstraZeneca PLC, ADR (United Kingdom)	229,119	14,977,509
Bristol-Myers Squibb Co.	144,721	10,513,981
Catalent, Inc.(b)	120,654	6,461,022
Eli Lilly and Co.	41,805	14,387,191
Johnson & Johnson	117,949	19,275,225
		65,614,928
Property & Casualty Insurance–1.45%
Allstate Corp. (The)	125,838	16,166,408
Railroads–0.74%
Union Pacific Corp.	40,393	8,247,847
Regional Banks–2.36%
Columbia Banking System, Inc.	52,163	1,612,358
East West Bancorp, Inc.	110,405	8,669,001
First Citizens BancShares, Inc., Class A	10,731	8,345,284
Shares		Value
Regional Banks–(continued)
SVB Financial Group(b)	25,337	$7,662,922
		26,289,565
Restaurants–0.99%
Starbucks Corp.	100,973	11,020,193
Retail REITs–0.55%
Kimco Realty Corp.	274,517	6,165,652
Semiconductor Equipment–1.41%
Applied Materials, Inc.	140,892	15,708,049
Semiconductors–4.29%
Advanced Micro Devices, Inc.(b)	142,937	10,741,715
NVIDIA Corp.	149,381	29,184,566
QUALCOMM, Inc.	59,647	7,945,577
		47,871,858
Soft Drinks–2.59%
Coca-Cola Co. (The)	256,607	15,735,141
Coca-Cola Consolidated, Inc.	5,401	2,737,119
PepsiCo, Inc.	60,551	10,355,432
		28,827,692
Specialty Stores–0.48%
Bath & Body Works, Inc.	115,241	5,302,239
Systems Software–7.45%
Microsoft Corp.	296,777	73,544,309
VMware, Inc., Class A(b)	78,009	9,553,762
		83,098,071
Technology Hardware, Storage & Peripherals–5.05%
Apple, Inc.	390,339	56,322,014
Total Common Stocks & Other Equity Interests (Cost $833,803,994)		1,103,830,622
Money Market Funds–0.28%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	1,081,324	1,081,324
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	772,649	772,881
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	1,235,799	1,235,799
Total Money Market Funds (Cost $3,089,850)		3,090,004
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $836,893,844)		1,106,920,626
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.99%
Invesco Private Government Fund, 4.36%(d)(e)(f)	3,073,638	3,073,638
Invesco Private Prime Fund, 4.59%(d)(e)(f)	7,903,358	7,905,729
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,979,322)		10,979,367
TOTAL INVESTMENTS IN SECURITIES–100.27% (Cost $847,873,166)		1,117,899,993
OTHER ASSETS LESS LIABILITIES—(0.27)%		(2,967,002)
NET ASSETS–100.00%		$1,114,932,991
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,930,667	$5,188,539	$(14,037,882)	$-	$-	$1,081,324	$37,103
Invesco Liquid Assets Portfolio, Institutional Class	7,093,550	3,706,099	(10,027,058)	(2)	292	772,881	26,148
Invesco Treasury Portfolio, Institutional Class	11,349,333	5,929,759	(16,043,293)	-	-	1,235,799	40,695
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,076,122	35,110,227	(41,112,711)	-	-	3,073,638	77,318*
Invesco Private Prime Fund	23,431,130	67,785,785	(83,321,200)	45	9,969	7,905,729	223,421*
Total	$60,880,802	$117,720,409	$(164,542,144)	$43	$10,261	$14,069,371	$404,685

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,097,521,433	$6,309,189	$—	$1,103,830,622
Money Market Funds	3,090,004	10,979,367	—	14,069,371
Total Investments	$1,100,611,437	$17,288,556	$—	$1,117,899,993
Invesco Main Street All Cap Fund®